Material accounting policies - Share-Based Payments (Details)	12 Months Ended
Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares for every one employee savings plan unit (in shares)	1
Number of common shares for every one restricted stock unit or performance share unit (in shares)	1
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	2 years
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years